Submission	May 07, 2025
Submission [Line Items]
Central Index Key	0000829224
Registrant Name	Starbucks Corporation
Registration File Number	333-267227
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES